LONG-TERM DEBT (Details)	6 Months Ended		12 Months Ended				6 Months Ended	12 Months Ended			36 Months Ended	6 Months Ended	12 Months Ended						6 Months Ended											6 Months Ended			6 Months Ended						6 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2012 Loan Facilities Secured with Mortgages on Vessels and Rigs Including Newbuildings [Member] USD ($)	Jun. 30, 2012 Loan Facilities Secured Against 8.5% Senior Notes Held as Treasury Notes [Member] USD ($)	Jun. 30, 2012 Loan Facilities Secured Against Investment in Securities [Member] USD ($)	Jun. 30, 2012 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 31, 2011 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 31, 2010 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 31, 2009 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 31, 2006 8.5% Senior Notes due 2013 [Member] USD ($)	Jun. 30, 2012 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Dec. 31, 2011 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Dec. 31, 2010 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Jun. 30, 2012 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] USD ($)	Dec. 31, 2011 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] USD ($)	Jun. 30, 2012 Floating Rate Debt [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] USD ($)	Jun. 30, 2012 Floating Rate Debt [Member] US$ 184 million secured term loan and revolving credit facility [Member] USD ($)	Jun. 30, 2012 Floating Rate Debt [Member] US$ 210 million secured term loan facility [Member] USD ($)	Jun. 30, 2012 Floating Rate Debt [Member] US$ 149 million secured term loan facility [Member] USD ($)	Jun. 30, 2012 Floating Rate Debt [Member] US$ 77 million secured term loan facility [Member] USD ($)	Jun. 30, 2012 Floating Rate Debt [Member] US$ 30 million secured revolving credit facility (February 2008) [Member] USD ($)	Jun. 30, 2012 Floating Rate Debt [Member] US$ 49 million secured term loan and revolving credit facility [Member] USD ($)	Jun. 30, 2012 Floating Rate Debt [Member] US$ 58 million secured revolving credit facility [Member] USD ($)	Jun. 30, 2012 Floating Rate Debt [Member] US$ 60 million secured term loan facility [Member] USD ($)	Jun. 30, 2012 Floating Rate Debt [Member] US$ 30 million secured term loan facility (June 2009) [Member] USD ($)	Jun. 30, 2012 Floating Rate Debt [Member] US$ 43 million secured term loan facility (February 2010) [Member] USD ($)	Jun. 30, 2012 Floating Rate Debt [Member] US$ 725 million secured term loan and revolving credit facility [Member] USD ($)	Jun. 30, 2012 Floating Rate Debt [Member] US$ 43 million secured term loan facility (March 2010) [Member] USD ($)	Jun. 30, 2012 Floating Rate Debt [Member] US$ 25 million secured revolving credit facility [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 25 million secured revolving credit facility [Member]	Jun. 30, 2012 Floating Rate Debt [Member] US$ 54 million secured term loan facility [Member] USD ($)	Jun. 30, 2012 Floating Rate Debt [Member] US$ 95 million secured term loan and revolving credit facility [Member] USD ($)	Jun. 30, 2012 Floating Rate Debt [Member] US$ 75 million secured term loan facility [Member] USD ($)	Jun. 30, 2012 Floating Rate Debt [Member] US$ 171 million secured term loan facility [Member] USD ($)	Jun. 30, 2012 Floating Rate Debt [Member] US$ 55 million secured securities financing facility [Member] USD ($)	Jun. 30, 2012 Floating Rate Debt [Member] US$ 167 million secured term loan facility USD ($)	Jun. 30, 2012 3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] USD ($)	Dec. 31, 2011 3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] USD ($)	Feb. 08, 2011 3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] USD ($)
Debt Instrument [Line Items]
Total debt	$ 1,899,283,000		$ 1,910,464,000	$ 1,360,800,000	$ 66,000,000	$ 0	$ 274,209,000	$ 274,209,000							$ 73,297,000	$ 74,583,000	$ 1,426,777,000	$ 1,436,672,000																					$ 125,000,000	$ 125,000,000
Less : current portion of long-term debt	(209,378,000)		(150,342,000)
Total long-term debt, non-current portion	1,689,905,000		1,760,122,000
Stated interest rate (in hundredths)							8.50%																																3.75%
Debt instrument, face amount							580,000,000					500,000,000							184,000,000	210,000,000	149,000,000	77,000,000	30,000,000	49,000,000	58,000,000	60,000,000	30,000,000	42,600,000	725,000,000	42,600,000	25,000,000		53,700,000	95,000,000	75,400,000	171,000,000	55,000,000	166,800,000	125,000,000
Long-term Debt, by Maturity [Abstract]
2012 (remaining six months)	81,146,000
2013	497,656,000
2014	304,786,000
2015	367,814,000
2016	177,171,000
Thereafter	470,710,000
Total debt	1,899,283,000		1,910,464,000	1,360,800,000	66,000,000	0	274,209,000	274,209,000							73,297,000	74,583,000	1,426,777,000	1,436,672,000																					125,000,000	125,000,000
Revolving credit facility, available amount	37,900,000			26,300,000	0	11,600,000
Conversion price (in dollars per share)																																							$ 23.34		$ 27.05
Percentage of acquisition cost of securities which may be funded by financing facility (in hundredths)																																					50.00%
Redemption price of debt, new rate (in hundredths)							100.00%
Redemption price of debt, old rate (in hundredths)							104.25%
Amount of debt repurchased								21,900,000	5,000,000	148,000,000	130,900,000	10,000,000	13,000,000	40,500,000
Premium of conversion price to share price (in hundredths)																																									35.00%
Threshold percentage of value of shares underlying each bond to principal amount of bond for the bonds to be callable (in hundredths)																																							130.00%
Number of new vessels acquired that were partly funded by secured term loan facility																				5	5	2		2
Term of loan (in years)																			12	12	7	7	7	10	5			5	5	5			8	7	8	10		6
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement																			4	5	5	2	1	2	2	1		1		1			2	1	3	8
Number of vessels sold																					1								3		1	2
Number of remaining vessels relating to loan facility																					4										2					2
Number of vessels against which loan was secured																			4						2				23		5				3	7		5
Number of vessels delivered																																			2	5
Amount available to draw																			161,000,000																	35,700,000		700,000
Maturity date of debt							2013					2014														January 2013	January 2013				September 2012								2016
Weighted average interest rate (in hundredths)																	4.22%	3.59%
Three month dollar LIBOR rate (in hundredths)	0.46%
Gain/(loss) on repurchase of bonds	$ 129,000	$ (363,000)	$ 521,000					$ 500,000	$ (13,000,000)	$ 20,600,000
Latest redemption date												Apr. 06, 2014
Earliest redemption date												Oct. 07, 2013
Notice of redemption (in days)															30
Redemption price of debt (in hundredths)															100.50%